UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-9299

Name of Fund:  Merrill Lynch Disciplined Equity Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch Disciplined Equity Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 05/31/2006

Date of reporting period: 12/01/05 - 02/28/06

Item 1 - Schedule of Investments


Merrill Lynch Disciplined Equity Fund, Inc.


Schedule of Investments as of February 28, 2006                                                                 (in U.S. dollars)
                                                      Shares
Country             Industry                            Held   Common Stocks                                            Value
Australia - 1.1%    Metals & Mining - 1.1%             8,800   BHP Billiton Ltd. (a)                               $      317,592

                                                               Total Common Stocks in Australia                           317,592


Bermuda - 1.2%      Insurance - 1.2%                   6,000   ACE Ltd.                                                   334,380

                                                               Total Common Stocks in Bermuda                             334,380


Brazil - 2.2%       Metals & Mining - 1.1%             7,000   Companhia Vale do Rio Doce (Common Shares) (a)             325,010

                    Oil, Gas & Consumable              3,700   Petroleo Brasileiro SA (a)                                 323,898
                    Fuels - 1.1%

                                                               Total Common Stocks in Brazil                              648,908


Canada - 0.4%       Oil, Gas & Consumable              2,600   EnCana Corp.                                               107,406
                    Fuels - 0.4%

                                                               Total Common Stocks in Canada                              107,406


Finland - 1.1%      Communications                    17,000   Nokia Oyj (a)                                              315,860
                    Equipment - 1.1%

                                                               Total Common Stocks in Finland                             315,860


France - 1.8%       Oil, Gas & Consumable              1,800   Total SA (a)                                               227,034
                    Fuels - 0.8%

                    Software - 1.0%                    8,000   Business Objects SA (a)(b)                                 298,320

                                                               Total Common Stocks in France                              525,354


Israel - 0.5%       Software - 0.5%                    6,000   Check Point Software Technologies Ltd. (b)                 127,560

                                                               Total Common Stocks in Israel                              127,560


Mexico - 0.7%       Construction Materials - 0.7%      3,200   Cemex, SA de CV (a)                                        197,632

                                                               Total Common Stocks in Mexico                              197,632


Netherlands - 1.0%  Diversified Financial              7,900   ING Groep NV (a)                                           296,961
                    Services - 1.0%

                                                               Total Common Stocks in the Netherlands                     296,961


Sweden - 0.5%       Machinery - 0.5%                   3,500   Volvo AB (a)                                               152,705

                                                               Total Common Stocks in Sweden                              152,705


Switzerland - 2.4%  Electrical Equipment - 0.8%       20,000   ABB Ltd. (a)(b)                                            241,000

                    Health Care Equipment              1,900   Alcon, Inc.                                                218,804
                    & Supplies - 0.8%

                    Pharmaceuticals - 0.8%             4,500   Novartis AG (a)                                            239,625

                                                               Total Common Stocks in Switzerland                         699,429


United States -     Aerospace & Defense - 5.3%         6,700   Boeing Co.                                                 487,023
85.0%                                                  6,100   Lockheed Martin Corp.                                      444,507
                                                       4,500   Northrop Grumman Corp.                                     288,450
                                                       7,200   Raytheon Co.                                               312,480
                                                                                                                   --------------
                                                                                                                        1,532,460

                    Biotechnology - 0.5%               2,000   Amgen, Inc. (b)                                            150,980

                    Capital Markets - 5.9%             3,300   The Bear Stearns Cos., Inc.                                443,652
                                                       4,000   Goldman Sachs Group, Inc.                                  565,160
                                                       4,000   Lehman Brothers Holdings, Inc.                             583,800
                                                       2,000   Morgan Stanley                                             119,320
                                                                                                                   --------------
                                                                                                                        1,711,932

                    Commercial Banks - 4.3%           13,500   Bank of America Corp.                                      618,975
                                                       5,000   Barclays Plc (a)                                           234,350
                                                       5,000   U.S. Bancorp                                               154,550
                                                       4,000   Wachovia Corp.                                             224,280
                                                                                                                   --------------
                                                                                                                        1,232,155

                    Commercial Services &              8,200   Robert Half International, Inc.                            294,544
                    Supplies - 1.0%

                    Communications                    12,600   Cisco Systems, Inc. (b)                                    255,024
                    Equipment - 4.2%                  16,800   Corning, Inc. (b)                                          410,088
                                                      20,000   Motorola, Inc.                                             428,000
                                                       2,500   QUALCOMM, Inc.                                             118,025
                                                                                                                   --------------
                                                                                                                        1,211,137

                    Computers & Peripherals - 3.2%     7,300   Dell, Inc. (b)                                             211,700
                                                       9,000   Hewlett-Packard Co.                                        295,290
                                                       2,600   International Business Machines Corp.                      208,624
                                                       5,000   NCR Corp. (b)                                              200,450
                                                                                                                   --------------
                                                                                                                          916,064

                    Construction &                     5,700   McDermott International, Inc. (b)                          293,835
                    Engineering - 1.0%

                    Diversified Financial             13,700   Citigroup, Inc.                                            635,269
                    Services - 2.2%

                    Electrical Equipment - 0.4%        1,800   Rockwell Automation, Inc.                                  122,706

                    Electronic Equipment &             5,000   Agilent Technologies, Inc. (b)                             180,000
                    Instruments - 0.6%

                    Energy Equipment &                12,600   BJ Services Co.                                            394,506
                    Services - 3.5%                    2,500   Schlumberger Ltd.                                          287,500
                                                       4,600   Transocean, Inc. (b)                                       341,228
                                                                                                                   --------------
                                                                                                                        1,023,234

                    Food Products - 0.4%               2,000   General Mills, Inc.                                         98,500

                    Health Care Equipment              4,300   Becton Dickinson & Co.                                     274,555
                    & Supplies - 1.0%

                    Health Care Providers &           10,000   Aetna, Inc.                                                510,000
                    Services - 7.9%                    4,000   AmerisourceBergen Corp.                                    183,960
                                                       6,900   Caremark Rx, Inc. (b)                                      343,275
                                                       2,300   Cigna Corp.                                                282,325
                                                       3,500   Express Scripts, Inc. (b)                                  305,445
                                                       8,400   UnitedHealth Group, Inc.                                   489,132
                                                       2,000   WellPoint, Inc. (b)                                        153,580
                                                                                                                   --------------
                                                                                                                        2,267,717

                    Hotels, Restaurants &              4,000   Hilton Hotels Corp.                                         96,800
                    Leisure - 1.9%                     2,000   Marriott International, Inc. Class A                       136,800
                                                       5,000   McDonald's Corp.                                           174,550
                                                       2,400   Starwood Hotels & Resorts Worldwide, Inc.                  152,400
                                                                                                                   --------------
                                                                                                                          560,550

                    Household Durables - 1.1%          3,100   Pulte Homes, Inc.                                          119,071
                                                       3,000   Ryland Group, Inc.                                         209,250
                                                                                                                   --------------
                                                                                                                          328,321

                    IT Services - 0.7%                 4,400   Automatic Data Processing, Inc.                            203,236

                    Industrial Conglomerates -        12,700   General Electric Co.                                       417,449
                    2.3%                               9,300   Tyco International Ltd.                                    239,847
                                                                                                                   --------------
                                                                                                                          657,296

                    Insurance - 5.2%                   6,500   The Allstate Corp.                                         356,070
                                                       5,000   Hartford Financial Services Group, Inc.                    411,900
                                                       5,500   Metlife, Inc.                                              275,660
                                                       3,400   The St. Paul Travelers Cos., Inc.                          146,132
                                                       5,500   W.R. Berkley Corp.                                         318,395
                                                                                                                   --------------
                                                                                                                        1,508,157

                    Machinery - 1.5%                   2,000   Cummins, Inc.                                              216,560
                                                       5,000   Ingersoll-Rand Co. Class A                                 205,150
                                                                                                                   --------------
                                                                                                                          421,710

                    Metals & Mining - 1.1%             2,300   Phelps Dodge Corp.                                         317,400

                    Multiline Retail - 2.0%            6,800   JC Penney Co., Inc.                                        398,752
                                                       3,200   Target Corp.                                               174,080
                                                                                                                   --------------
                                                                                                                          572,832

                    Oil, Gas & Consumable              2,700   Apache Corp.                                               180,684
                    Fuels - 10.1%                      3,200   Burlington Resources, Inc.                                 288,576
                                                       4,000   ConocoPhillips                                             243,840
                                                       7,300   Devon Energy Corp.                                         427,999
                                                      15,700   Exxon Mobil Corp.                                          932,109
                                                       4,800   Occidental Petroleum Corp.                                 439,392
                                                       1,800   Sunoco, Inc.                                               133,380
                                                       5,200   Valero Energy Corp.                                        279,708
                                                                                                                   --------------
                                                                                                                        2,925,688

                    Pharmaceuticals - 2.6%             6,000   Johnson & Johnson                                          345,900
                                                      11,000   King Pharmaceuticals, Inc. (b)                             178,750
                                                       8,000   Pfizer, Inc.                                               209,520
                                                                                                                   --------------
                                                                                                                          734,170

                    Road & Rail - 3.7%                 5,000   Burlington Northern Santa Fe Corp.                         393,200
                                                       6,400   CSX Corp.                                                  354,432
                                                       6,500   Norfolk Southern Corp.                                     332,670
                                                                                                                   --------------
                                                                                                                        1,080,302

                    Semiconductors &                  17,000   Intel Corp.                                                350,200
                    Semiconductor                     13,600   Texas Instruments, Inc.                                    405,960
                    Equipment - 2.6%                                                                               --------------
                                                                                                                          756,160

                    Software - 3.7%                    4,000   Fair Isaac Corp.                                           170,480
                                                      27,500   Microsoft Corp.                                            739,750
                                                      13,200   Oracle Corp. (b)                                           163,944
                                                                                                                   --------------
                                                                                                                        1,074,174

                    Specialty Retail - 2.5%            4,600   Best Buy Co., Inc.                                         247,756
                                                       6,000   Circuit City Stores, Inc.                                  144,180
                                                      12,850   Staples, Inc.                                              315,339
                                                                                                                   --------------
                                                                                                                          707,275

                    Thrifts & Mortgage Finance - 2.6%  9,000   Countrywide Financial Corp.                                310,320
                                                       2,500   Fannie Mae                                                 136,700
                                                       3,000   Freddie Mac                                                202,170
                                                       1,200   Golden West Financial Corp.                                 85,236
                                                                                                                   --------------
                                                                                                                          734,426

                                                               Total Common Stocks in the United States                24,526,785

                                                               Total Common Stocks
                                                               (Cost - $20,635,354) - 97.9%                            28,250,572





                                                  Beneficial
                                                    Interest   Short-Term Securities
                                                 $   553,480   Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                               Series I, 4.42% (c)                                        553,480

                                                               Total Short-Term Securities
                                                               (Cost - $553,480) - 1.9%                                   553,480

                                                               Total Investments (Cost - $21,188,834*) - 99.8%         28,804,052
                                                               Other Assets Less Liabilities - 0.2%                        65,179
                                                                                                                   --------------
                                                               Net Assets - 100.0%                                 $   28,869,231
                                                                                                                   ==============


  * The cost and unrealized appreciation (depreciation) of investments as of February 28, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                $      21,398,920
                                                  =================
    Gross unrealized appreciation                 $       7,704,649
    Gross unrealized depreciation                         (299,517)
                                                  -----------------
    Net unrealized appreciation                   $       7,405,132
                                                  =================


(a) Depositary receipts.

(b) Non-income producing security.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of
    Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net              Interest
    Affiliate                                   Activity            Income

    Merrill Lynch Liquidity Series,
       LLC Cash Sweep Series I, 4.42%        $   (261,735)       $   23,775
    Merrill Lynch Liquidity Series,
       LLC Money Market Series                     -             $       36


  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Disciplined Equity Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       ----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Disciplined Equity Fund, Inc.


Date:  April 20, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       ----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Disciplined Equity Fund, Inc.


Date:  April 20, 2006


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Disciplined Equity Fund, Inc.


Date:  April 20, 2006